Other Assets (Schedule of Other Assets) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Other Assets [Abstract]
Accounts receivable and other items	$ 12,595	$ 13,893
Accrued interest	5,649	5,504
Cheques and other items in transit	490	0
Current income tax receivable	4,152	4,814
Defined benefit asset	1,258	1,254
Prepaid expenses	1,794	1,462
Reinsurance contract assets	749	702
Other assets, total	$ 26,687	$ 27,629